1. Summary of Significant Accounting Policies: Depreciation and Amortization (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Depreciation and Amortization:

Depreciation and Amortization:

              Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2012 was $2,716,463, $2,586,017 and $2,465,829, respectively.